Note 7 - Income Tax - Summary of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current income taxes	$ (18,950)	$ (10,757)	$ (7,227)
Deferred income taxes	2,016	(6,884)	531
Income tax expense	$ (16,934)	$ (17,642)	$ (6,697)